AXP(SM)State
Tax-Exempt
Funds

2000 ANNUAL REPORT
(PROSPECTUS ENCLOSED)

American
  Express(R)
 Funds

Tax-exempt funds from
the following states:

California
Massachusetts
Michigan
Minnesota
New York
Ohio

(icon of) padlock

Each Fund seeks to provide shareholders with a high level of income generally exempt from federal income tax as well as from the respective state and local tax.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges,fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

AMERICAN
  EXPRESS
(R)

Twice the Tax Relief
Many people who want to reduce their tax burden favor municipal bonds because the interest they pay is generally free from federal tax. If you want to eliminate state tax, too, you can invest in municipal bonds in the state in which you reside. This double tax-exemption makes this one of the best tax-advantaged investments still available to individuals. What's more, the money you invest is typically used by municipalities to fund projects such as schools and highways. So, with this investment, the benefits reach well beyond your pocketbook.

AXP STATE TAX-EXEMPT FUNDS

Table of contents

2000 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                                         4
From the Portfolio Manager                                4
Fund Facts                                                6

California Tax-Exempt Fund                               12
The 10 Largest Holdings                                  12
The Fund's Long-term Performance                         13

Massachusetts Tax-Exempt Fund                            14
The 10 Largest Holdings                                  14
The Fund's Long-term Performance                         15

Michigan Tax-Exempt Fund                                 16
The 10 Largest Holdings                                  16
The Fund's Long-term Performance                         17

Minnesota Tax-Exempt Fund                                18
The 10 Largest Holdings                                  18
The Fund's Long-term Performance                         19

New York Tax-Exempt Fund                                 20
The 10 Largest Holdings                                  20
The Fund's Long-term Performance                         21

Ohio Tax-Exempt Fund                                     22
The 10 Largest Holdings                                  22
The Fund's Long-term Performance                         23

Making the Most of the Fund                              24
Independent Auditors' Report                             25
Financial Statements                                     26
Notes to Financial Statements                            33
Investments in Securities                                59
Federal Income Tax Information                          102

ANNUAL REPORT - 2000

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Funds' investment manager, expects economic growth to continue this year, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through retirement plans of your employer.

o    Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Funds' investment strategies and performance. The annual report contains other valuable information as well. The Funds' prospectus describes their investment objectives and how they intend to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Funds' investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson

(picture of) Paul B. Hylle
Paul B. Hylle
Portfolio Manager

From the Portfolio Manager
In an up-and-down environment for municipal bonds, the Class A shares of most AXP State Tax-Exempt Funds generated a positive total return (excluding the sales charge) during the past fiscal year - July 1999 through June 2000. Although the net asset values declined, the Funds' monthly interest pay-outs remained largely unchanged over the 12 months.

The fear of potentially higher inflation was in the air when the period began. Fostering investors' concerns were ongoing economic strength, a run-up in oil prices and an unusually tight labor market. Before long, the Federal Reserve (the Fed) instituted the first of what would be six increases in short-term interest rates, designed to cool down the economy and thereby reduce upward pressure on inflation.

The result of these factors was increased selling pressure on bonds, which in turn dragged down prices through the end of 1999. A particular problem for municipal issues was heavy selling on the part of insurance companies, which historically have been large holders of municipals. Also adding to the negative environment was a sizable new supply of corporate bonds, which further drew potential buyers away from the municipal market, and generally weak cash flow into municipal bond mutual funds.

Thankfully, the new year ushered in a marked change in the municipal market. Supply began to shrink substantially while demand for bonds on the part of individual investors picked up. That combination drove prices higher during the first quarter of 2000. The rally ran out of gas in April, but, thanks to increasing optimism that the Fed was nearly finished with its interest-rate hikes, it resumed during the final six weeks of the period.

AXP STATE TAX-EXEMPT FUNDS

The Funds' values moved basically in concert with the municipal market, but the degree of fluctuation was somewhat greater because of changes I made to the portfolios' durations. (Duration, a function of the average maturity of the bond investments, affects the sensitivity of the Funds' values to changes in interest rates. The longer the duration, the greater the sensitivity.) For the first several months of the period, I kept the durations somewhat longer than average, then shifted to slightly short durations in the spring. As has been the case for several years, I used interest-rate futures to manage the duration in some of the Funds.

I'm glad to be able to report that the Funds' interest income held up relatively well. This reflects my continued emphasis on keeping the Funds' income as high as prudently possible in the face of what has been, until recently, a long-term downturn in interest rates.

Looking at the Funds on an individual basis, all of the states represented continued to enjoy excellent financial health, which resulted in an overall upgrading of credit quality. California bonds performed exceptionally well, thanks to very strong demand. The Michigan Fund, however, did experience one default among approximately 70 bonds in the portfolio. That reduced the net asset value enough to give the Fund a total-return loss for the year.

Looking ahead, I think we're likely to see the Fed raise interest rates somewhat higher before 2000 is over. Therefore, my near-term plan is to stay with a cautious approach that centers on a slightly short portfolio duration, with the goal of preserving investors' capital.

Paul B. Hylle

ANNUAL REPORT - 2000

Fund Facts

AXP California Tax-Exempt Fund

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2000                                                    $5.03
June 30, 1999                                                    $5.18
Decrease                                                         $0.15

Distributions -- July 1, 1999 - June 30, 2000
From income                                                      $0.26
From capital gains                                               $--
Total distributions                                              $0.26

Total return**                                                  +2.19%***

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2000                                                    $5.03
June 30, 1999                                                    $5.18
Decrease                                                         $0.15

Distributions -- July 1, 1999 - June 30, 2000
From income                                                      $0.22
From capital gains                                               $--
Total distributions                                              $0.22

Total return**                                                  +1.44%***

Class C -- June 26, 2000* - June 30, 2000
(All figures per share)

Net asset value (NAV)
June 30, 2000                                                    $5.03
June 26, 2000*                                                   $5.02
Increase                                                         $0.01

Distributions -- June 26, 2000* - June 30, 2000
From income                                                      $--
From capital gains                                               $--
Total distributions                                              $--

Total return**                                                  +0.20%***

  *Inception date.
 **Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.
***The total return is a hypothetical investment in the Fund with all distributions reinvested.

AXP STATE TAX-EXEMPT FUNDS

AXP Massachusetts Tax-Exempt Fund

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2000                                                    $5.11
June 30, 1999                                                    $5.39
Decrease                                                         $0.28

Distributions -- July 1, 1999 - June 30, 2000
From income                                                      $0.28
From capital gains                                               $--
Total distributions                                              $0.28

Total return**                                                  +0.04%***

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2000                                                    $5.11
June 30, 1999                                                    $5.39
Decrease                                                         $0.28

Distributions -- July 1, 1999 - June 30, 2000
From income                                                      $0.24
From capital gains                                               $--
Total distributions                                              $0.24

Total return**                                                  -0.71%***

Class C -- June 26, 2000* - June 30, 2000
(All figures per share)

Net asset value (NAV)
June 30, 2000                                                    $5.11
June 26, 2000*                                                   $5.10
Increase                                                         $0.01

Distributions -- June 26, 2000* - June 30, 2000
From income                                                      $--
From capital gains                                               $--
Total distributions                                              $--

Total return**                                                  +0.20%***

  *Inception date.
 **Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.
***The total return is a hypothetical investment in the Fund with all distributions reinvested.

ANNUAL REPORT - 2000


AXP Michigan Tax-Exempt Fund

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2000                                                    $5.09
June 30, 1999                                                    $5.38
Decrease                                                         $0.29

Distributions -- July 1, 1999 - June 30, 2000
From income                                                      $0.27
From capital gains                                               $--
Total distributions                                              $0.27

Total return**                                                  -0.14%***

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2000                                                    $5.09
June 30, 1999                                                    $5.38
Decrease                                                         $0.29

Distributions -- July 1, 1999 - June 30, 2000
From income                                                      $0.23
From capital gains                                               $--
Total distributions                                              $0.23

Total return**                                                  -0.92%***

Class C -- June 26, 2000* - June 30, 2000
(All figures per share)

Net asset value (NAV)
June 30, 2000                                                    $5.09
June 26, 2000*                                                   $5.08
Increase                                                         $0.01

Distributions -- June 26, 2000* - June 30, 2000
From income                                                      $--
From capital gains                                               $--
Total distributions                                              $--

Total return**                                                  +0.20%***
  *Inception date.
 **Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.
***The total return is a hypothetical investment in the Fund with all distributions reinvested.

AXP STATE TAX-EXEMPT FUNDS

AXP Minnesota Tax-Exempt Fund

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2000                                                    $5.00
June 30, 1999                                                    $5.26
Decrease                                                         $0.26

Distributions -- July 1, 1999 - June 30, 2000
From income                                                      $0.28
From capital gains                                               $--
Total distributions                                              $0.28

Total return**                                                  +0.60%***

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2000                                                    $5.00
June 30, 1999                                                    $5.26
Decrease                                                         $0.26

Distributions -- July 1, 1999 - June 30, 2000
From income                                                      $0.25
From capital gains                                               $--
Total distributions                                              $0.25

Total return**                                                  -0.16%***

Class C -- June 26, 2000* - June 30, 2000
(All figures per share)

Net asset value (NAV)
June 30, 2000                                                    $5.00
June 26, 2000*                                                   $4.99
Increase                                                         $0.01

Distributions -- June 26, 2000* - June 30, 2000
From income                                                      $--
From capital gains                                               $--
Total distributions                                              $--

Total return**                                                  +0.20%***

  *Inception date.
 **Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.
***The total return is a hypothetical investment in the Fund with all distributions reinvested.

ANNUAL REPORT - 2000

AXP New York Tax-Exempt Fund

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2000                                                    $4.92
June 30, 1999                                                    $5.15
Decrease                                                         $0.23

Distributions -- July 1, 1999 - June 30, 2000
From income                                                      $0.27
From capital gains                                               $--
Total distributions                                              $0.27

Total return**                                                  +0.77%***

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2000                                                    $4.92
June 30, 1999                                                    $5.15
Decrease                                                         $0.23

Distributions -- July 1, 1999 - June 30, 2000
From income                                                      $0.23
From capital gains                                               $--
Total distributions                                              $0.23

Total return**                                                  +0.01%***

Class C -- June 26, 2000* - June 30, 2000
(All figures per share)

Net asset value (NAV)
June 30, 2000                                                    $4.92
June 26, 2000*                                                   $4.91
Increase                                                         $0.01

Distributions -- June 26, 2000* - June 30, 2000
From income                                                      $--
From capital gains                                               $--
Total distributions                                              $--

Total return**                                                  +0.20%***
  *Inception date.
 **Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.
***The total return is a hypothetical investment in the Fund with all distributions reinvested.

AXP STATE TAX-EXEMPT FUNDS

AXP Ohio Tax-Exempt Fund

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2000                                                    $5.13
June 30, 1999                                                    $5.36
Decrease                                                         $0.23

Distributions -- July 1, 1999 - June 30, 2000
From income                                                      $0.27
From capital gains                                               $--
Total distributions                                              $0.27

Total return**                                                  +0.91%***

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2000                                                    $5.13
June 30, 1999                                                    $5.36
Decrease                                                         $0.23

Distributions -- July 1, 1999 - June 30, 2000
From income                                                      $0.23
From capital gains                                               $--
Total distributions                                              $0.23

Total return**                                                  +0.14%***

Class C -- June 26, 2000* - June 30, 2000
(All figures per share)

Net asset value (NAV)
June 30, 2000                                                    $5.13
June 26, 2000*                                                   $5.12
Increase                                                         $0.01

Distributions -- June 26, 2000* - June 30, 2000
From income                                                      $--
From capital gains                                               $--
Total distributions                                              $--

Total return**                                                  +0.20%***
  *Inception date.
 **Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.
***The total return is a hypothetical investment in the Fund with all distributions reinvested.

ANNUAL REPORT - 2000

The 10 Largest Holdings
AXP California Tax-Exempt Fund


                                                              Percent                        Value
                                                         (of net assets)            (as of June 30, 2000)
Anaheim Public Finance Authority Revenue Bonds
Electric Utilities San Juan Series 2
 5.75% 2022                                                     4.76%                   $11,130,857
Statewide Community Development Authority
Revenue Certificate of Participation
St. Joseph Health System Group
 6.50% 2015                                                     2.58                      6,020,574
Community Development Authority Health Facilities
Unihealth America Certificate of Participation
Series 1993 Inverse Floater
 6.46% 2011                                                     2.35                      5,493,749
San Diego County Water Authority Revenue Bonds
Certificates of Participation Series 1998A
 4.50% 2024                                                     2.30                      5,380,077
Rancho Mirage Joint Powers Finance Authority
Certificate of Participation
Eisenhower Memorial Hospital
 7.00% 2022                                                     1.93                      4,513,925
Fontana Redevelopment Agency
Refunding Certificate of Participation
Police Facility Series 1993
 5.63% 2016                                                     1.91                      4,474,035
Northern California Transmission Select Auction
Variable Rate Security & Residual Interest Revenue Bonds
 5.50% 2024                                                     1.86                      4,343,310
Redding Redevelopment Agency Tax Allocation
Refunding Bonds Canby Hilltop Cypress Series D
 5.00% 2023                                                     1.83                      4,273,804
Intercommunity Hospital Finance Authority
Certificate of Participation
 5.25% 2019                                                     1.55                      3,620,880
Fontana Unified School District San Bernardino
County General Obligation Convertible Capital
Appreciation Bonds Series 1995C
 6.15% 2020                                                     1.55                      3,616,989

Note: Investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.).

For further detail about these  holdings,  please refer to the section  entitled
"Investments in Securities."

The 10 holdings listed here  make up 22.62% of net assets

(icon of) pie chart

AXP STATE TAX-EXEMPT FUNDS

The Fund's Long-term Performance
AXP California Tax-Exempt Fund

          How your $10,000 has grown in AXP California Tax-Exempt Fund

$20,000
                               Lehman Brothers
                          Municipal Bond Index                     $17,360
$10,000                                          AXP California Tax-Exempt
                                                              Fund Class A
                              Lipper California
                     Municipal Debt Funds Index
 $9,525


'90    '91    '92    '93    '94    '95    '96    '97    '98     '99     '00

Average Annual Total Returns (as of June 30, 2000)
                        1 year         5 years        10 years (A)      Since inception (B)
Class A                -2.67%         +4.07%            +5.67%                 --%
Class B                -2.44%         +4.13%               --%              +4.04%*
* Inception date was March 20, 1995.

Assumes: Holding period from 7/1/90 to 6/30/00. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $7,939. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Lehman Brothers Municipal Bond Index and the Lipper California Municipal Debt Funds Index. In comparing AXP California Tax-Exempt Fund (Class A) to these indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indexes. Class C went effective June 26, 2000 and therefore performance information is not presented.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

Lipper California Municipal Debt Funds Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

ANNUAL REPORT - 2000


The 10 Largest Holdings
AXP Massachusetts Tax-Exempt Fund

                                                               Percent                        Value
                                                          (of net assets)            (as of June 30, 2000)
Boston City Hospital Refunding Revenue Bonds
Series B
 5.75% 2023                                                     3.80%                    $2,861,219
Health & Educational Facilities Authority
Revenue Bonds Suffolk University Series B
 6.35% 2022                                                     3.39                      2,556,601
Health & Educational Facilities Authority
Revenue Bonds Cape Cod Health System Series 1993A
 5.25% 2021                                                     3.03                      2,284,049
State Health & Education Facilities Authority
Pre-refunded Revenue Bonds Boston College
Series 1991J
 6.63% 2021                                                     2.68                      2,018,648
Industrial Finance Agency Pollution Control
Refunding Revenue Bonds Eastern Edison Series 1993
 5.88% 2008                                                     2.63                      1,980,260
Health & Educational Facilities Authority
Revenue Bonds Charlton Memorial Hospital Series 1991B
 7.25% 2013                                                     2.43                      1,829,608
State Turnpike Authority Metro Highway System
Senior Lien Revenue Bonds Toll Road Series 1997A
 5.00% 2037                                                     2.29                      1,726,140
State Health & Education Facilities Authority
College Revenue Bonds Brandeis University
Series 1998I
 4.75% 2028                                                     2.23                      1,676,760
Municipal Wholesale Electric Power
Supply System Refunding Revenue Bonds
Series 1994B
 4.75% 2011                                                     2.20                      1,656,550
Bay Transportation Authority
General Transportation System
Refunding Bonds Series 1992B
 6.20% 2016                                                     2.16                      1,624,005

Note: Investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.).

For further details about these holdings,  please refer to the section  entitled
"Investments in Securities."

The 10 holdings listed here  make up 26.84% of net assets

(icon of) pie chart

AXP STATE TAX-EXEMPT FUNDS

The Fund's Long-term Performance
AXP Massachusetts Tax-Exempt Fund

          How your $10,000 has grown in AXP Massachusetts Tax-Exempt Fund


$20,000
                               Lehman Brothers
                          Municipal Bond Index                     $17,353
$10,000                                       AXP Massachusetts Tax-Exempt
                                                              Fund Class A
                            Lipper Massachusetts
                      Municipal Debt Funds Index
 $9,525


'90    '91    '92    '93    '94    '95    '96    '97    '98     '99     '00

Average Annual Total Returns (as of June 30, 2000)
                          1 year               5 years          10 years (A)      Since inception (B)
Class A                  -4.72%               +3.70%              +5.67%                   --%
Class B                  -4.51%               +3.76%                 --%                +3.73%*
* Inception date was March 20, 1995.

Assumes: Holding period from 7/1/90 to 6/30/00. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $7,743. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Lehman Brothers Municipal Bond Index and the Lipper Massachusetts Municipal Debt Funds Index. In comparing AXP Massachusetts Tax-Exempt Fund (Class A) to these indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indexes. Class C went effective June 26, 2000 and therefore performance information is not presented.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

Lipper Massachusetts Municipal Debt Funds Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

ANNUAL REPORT - 2000


The 10 Largest Holdings
AXP Michigan Tax-Exempt Fund


                                                             Percent               Value
                                                        (of net assets)     (as of June 30, 2000)
Romulus Township School District Unlimited Tax
General Obligation Refunding Bonds
 5.75% 2022                                                    3.47%            $2,478,299
State Building Authority Refunding Revenue Bonds
Series 1991I
 6.25% 2020                                                    3.14              2,240,435
Grand Ledge Public Schools Unlimited Tax General
Obligation Refunding Bonds Eaton, Clinton & Ionia
Counties Series 1995
 5.38% 2024                                                    2.63              1,873,639
State Hospital Finance Authority Hospital Pre-refunded
Revenue Bonds McLaren Obligated Group Series 1991A
 7.50% 2021                                                    2.59              1,845,130
State Strategic Fund Limited Tax Obligation Refunding
Revenue Bonds Ford Motor Series 1991A
 7.10% 2006                                                    2.56              1,823,646
Detroit Sewer Disposal Pre-refunded Revenue Bonds
 5.70% 2023                                                    2.31              1,649,040
Farmington Hills Hospital Finance Authority
Revenue Bonds Botsford General Hospital
Series 1992A
 6.50% 2022                                                    2.20              1,570,935
Buena Vista School District Saginaw County
School Building & Site Unlimited Tax
General Obligation Pre-refunded Bonds Series 1991
 7.20% 2016                                                    2.19              1,564,185
State Strategic Fund Limited Tax Obligation Refunding
Revenue Bonds Detroit Edison Series 1992BB
 6.50% 2016                                                    2.19              1,561,800
Northville Public Schools Unlimited Tax
General Obligation Bonds Series 1991B
 7.00% 2008                                                    2.19              1,561,230

Note: Investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.).

For further detail about these  holdings,  please refer to the section  entitled
"Investments in Securities."

The 10 holdings listed here  make up 25.47% of net assets

(icon of) pie chart

AXP STATE TAX-EXEMPT FUNDS

The Fund's Long-term Performance
AXP Michigan Tax-Exempt Fund

          How your $10,000 has grown in AXP Michigan Tax-Exempt Fund


$20,000
                               Lehman Brothers
                          Municipal Bond Index                     $17,349
$10,000                                            AXP Michigan Tax-Exempt
                                                              Fund Class A

 $9,525                       Lipper Michigan
                  Municipal Debt Funds Index*


'90    '91    '92    '93    '94    '95    '96    '97    '98     '99     '00


 Average Annual Total Returns (as of June 30, 2000)
                           1 year               5 years          10 years (A)      Since inception (B)
 Class A                   -4.89%               +3.54%              +5.66%                   --%
 Class B                   -4.70%               +3.61%                 --%                +3.55%**
  *Inception date was Dec. 31, 1990.
 **Inception date was March 20, 1995.

Assumes: Holding period from 7/1/90 to 6/30/00. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $7,956. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Lehman Brothers Municipal Bond Index and Lipper Michigan Municipal Debt Funds Index. In comparing AXP Michigan Tax-Exempt Fund (Class A) to these indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indexes. Class C went effective June 26, 2000 and therefore performance information is not presented.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

Lipper Michigan Municipal Debt Funds Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

ANNUAL REPORT - 2000

10 Largest Holdings

AXP Minnesota Tax-Exempt Fund
                                                                 Percent                        Value
                                                             (of net assets)            (as of June 30, 2000)
State University Board of Regents General Obligation
Bonds Series 1996A
 5.50% 2021                                                          3.21%                   $12,331,499
Minneapolis & St. Paul Housing & Redevelopment
Authority Health Care System Revenue Bonds
Healthspan Series 1993A
 4.75% 2018                                                          3.07                     11,813,039
Minneapolis & St. Paul Housing & Redevelopment
Authority Health Care System Revenue Bonds
Group Health Plan Series 1992
 6.75% 2013                                                          2.70                     10,386,284
Southern Minnesota Municipal Power Agency
Revenue Bonds
 4.75% 2016                                                          2.16                      8,285,342
Hennepin County Lease Revenue Certificates of
Participation Series 1991
 6.80% 2017                                                          1.94                      7,469,312
St. Paul Housing & Redevelopment Authority Sales
Tax Revenue Bonds Civic Center Escrowed
to Maturity
 5.55% 2023                                                          1.92                      7,383,675
Faribault Rice & Goodhue Counties Independent
School District 656 General Obligation School
Building Bonds Series 1995
 5.75% 2015                                                          1.85                      7,126,389
Edina Multi-family Housing Revenue Bonds Walker
Assisted Living Series 1991
 9.00% 2031                                                          1.85                      7,115,104
Richfield Independent School District 280
General Obligation Bonds
 5.30% 2010                                                          1.72                      6,621,780
Southern Minnesota Municipal Power Agency Power
Supply System Revenue Bonds Zero Coupon
Series 1994A
 6.67% 2019                                                          1.72                      6,613,815

Note: Investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.).

For further detail about these  holdings,  please refer to the section  entitled
"Investments in Securities."

The 10 holdings listed here  make up 22.14% of net assets

(icon of) pie chart

AXP STATE TAX-EXEMPT FUNDS

The Fund's Long-term Performance

AXP Minnesota Tax-Exempt Fund

          How your $10,000 has grown in AXP Minnesota Tax-Exempt Fund

$20,000
                               Lehman Brothers
                          Municipal Bond Index                     $17,332
$10,000                                           AXP Minnesota Tax-Exempt
                                                              Fund Class A
                              Lipper Minnesota
                    Municipal Debt Funds Index
 $9,525


'90    '91    '92    '93    '94    '95    '96    '97    '98     '99     '00

 Average Annual Total Return (as of June 30, 2000)


                       1 year               5 years          10 years (A)      Since inception (B)
Class A               -4.18%               +4.01%              +5.65%                   --%
Class B               -3.96%               +4.07%                 --%                +4.03%*
* Inception date was March 20, 1995.

Assumes: Holding period from 7/1/90 to 6/30/00. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $8,095. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Lehman Brothers Municipal Bond Index and Lipper Minnesota Municipal Debt Funds Index. In comparing AXP Minnesota Tax-Exempt Fund (Class A) to these indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indexes. Class C went effective June 26, 2000 and therefore performance information is not presented.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

Lipper Minnesota Municipal Debt Funds Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The 10 Largest Holdings
AXP New York Tax-Exempt Fund


                                                             Percent                 Value
                                                         (of net assets)     (as of June 30, 2000)
United Nations Development Senior Lien
Pre-refunded Revenue Bonds Series 1992A
 6.00% 2026                                                    4.81%              $4,748,129
State Local Government Assistance Pre-refunded
Sales Tax Revenue Bonds Series 1991A
 7.00% 2016                                                    4.21                4,156,879
State Mortgage Agency Homeowner Mortgage
Revenue Bonds 27th Series 1992
 6.90% 2015                                                    3.18                3,143,040
State Dormitory Authority College Revenue Bonds
Consolidated City University System Series 1993A
 5.75% 2013                                                    3.14                3,102,870
State Enviornmental Facilities State Water Revolving
Fund Pollution Control Revenue Bonds Series 1990A
 7.50% 2012                                                    3.10                3,067,470
State Energy Research & Development Authority
Solid Waste Disposal Revenue Bonds
State Electric & Gas Company Series 1993A
A.M.T.
 5.70% 2028                                                    2.92                2,890,050
State Energy Research & Development Authority
Pollution Control Refunding Revenue Bonds
Rochester Gas & Electric Series 1992B
A.M.T.
 6.50% 2032                                                    2.58                2,548,300
State Thruway Authority Local Highway & Bridge
Service Contract Pre-refunded Revenue Bonds
Series 1991
 6.00% 2011                                                    2.55                2,521,150
Broome County Certificates of Participation
Public Safety Facilities Series 1994
 5.25% 2022                                                    2.48                2,452,416
State Urban Development Capital Correctional
Facilities Refunding Lease Revenue Bonds Series 1994A
 5.25% 2021                                                    2.35                2,325,025

Note: Investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.).

For further detail about these  holdings,  please refer to the section  entitled
"Investments in Securities."

The 10 holdings listed here  make up 31.32% of net assets

(icon of) pie chart

AXP STATE TAX-EXEMPT FUNDS

The Fund's Long-term Performance
AXP New York Tax-Exempt Fund

          How your $10,000 has grown in AXP New York Tax-Exempt Fund

$20,000
                               Lehman Brothers
                          Municipal Bond Index                     $17,215
$10,000                                       AXP New York Tax-Exempt Fund
                                                              Fund Class A
                               Lipper New York
                    Municipal Debt Funds Index
 $9,525


'90    '91    '92    '93    '94    '95    '96    '97    '98     '99     '00

Average Annual Total Returns (as of June 30, 2000)
                         1 year               5 years          10 years (A)      Since inception (B)
Class A                 -4.02%               +3.75%              +5.58%                 --%
Class B                 -3.81%               +3.81%                 --%              +3.66%*
* Inception date was March 20, 1995.

Assumes: Holding period from 7/1/90 to 6/30/00. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $7,815. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Lehman Brothers Municipal Bond Index and Lipper New York Municipal Debt Funds Index. In comparing AXP New York Tax-Exempt Fund (Class A) to these indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indexes. Class C went effective June 26, 2000 and therefore performance information is not presented.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

Lipper New York Municipal Debt Funds Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

ANNUAL REPORT - 2000

The 10 Largest Holdings
AXP Ohio Tax-Exempt Fund


                                                                  Percent                 Value
                                                             (of net assets)       (as of June 30, 2000)
Lakota Local School District
Unlimited Tax Improvement General Obligation Bonds
 6.25% 2014                                                        3.21%               $2,135,860
State Air Quality Development Authority Refunding
Revenue Bonds Series 1994 A.M.T.
 6.38% 2029                                                        3.07                 2,045,700
Erie County Hospital Improvement Refunding
Revenue Bonds Firelands Community Hospital Series 1992
 6.75% 2015                                                        3.07                 2,042,960
State Municipal Electric Generation Agency Revenue Bonds
Joint Venture 5
 5.38% 2024                                                        2.85                 1,898,660
Lorain County Hospital Facilities Refunding Revenue Bonds
EMH Regional Medical Center Series 1995
 5.38% 2021                                                        2.82                 1,882,580
State Valley School District School Improvement
Unlimited Tax General Obligation Bonds
Counties of Adams & Highland Series 1995
 5.25% 2021                                                        2.82                 1,882,320
Butler County Hospital Facility Improvement Refunding
Revenue Bonds Fort Hamilton-Hughes Memorial Center
Series 1991
 7.50% 2010                                                        2.70                 1,800,015
State Housing Finance Agency  Mortgage  Revenue
Bonds  Aristocrat  South Board & Care Series 1991A A.M.T.
 7.30% 2031                                                        2.32                 1,542,885
Cuyahoga County Hospital Refunding Revenue Bonds
Cleveland Clinic Foundation Series 1992
 5.50% 2011                                                        2.28                 1,519,065
North Olmstead County General Obligation Bonds
 5.00% 2016                                                        2.11                 1,407,180

Note: Investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.).

For further detail about these  holdings,  please refer to the section  entitled
"Investments in Securities."

The 10 holdings listed here  make up 27.25% of net assets

(icon of) pie chart

AXP STATE TAX-EXEMPT FUNDS

The Fund's Long-term Performance

AXP Ohio Tax-Exempt Fund

          How your $10,000 has grown in AXP Ohio Tax-Exempt Fund


$20,000
                               Lehman Brothers
                          Municipal Bond Index                     $17,304
$10,000                                           AXP Ohio Tax-Exempt Fund
                                                              Fund Class A
                                   Lipper Ohio
                    Municipal Debt funds Index

 $9,525


'90    '91    '92    '93    '94    '95    '96    '97    '98     '99     '00

Average Annual Total Returns (as of June 30, 2000)
                      1 year               5 years          10 years (A)      Since inception (B)
Class A              -3.88%               +3.85%              +5.64%                   --%
Class B              -3.68%               +3.91%                 --%                +3.79%*
* Inception date was March 20, 1995.

Assumes: Holding period from 7/1/90 to 6/30/00. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $7,784. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Lehman Brothers Municipal Bond Index and Lipper Ohio Municipal Debt Funds Index. In comparing AXP Ohio Tax-Exempt Fund (Class A) to these indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indexes. Class C went effective June 26, 2000 and therefore performance information is not presented.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

Lipper Ohio Municipal Debt Funds Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

ANNUAL REPORT - 2000

Making the Most of the Fund

Build your assets systematically
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10  $8   $6             $7
$ 5                   $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600.

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:
o your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

AXP STATE TAX-EXEMPT FUNDS

The  financial   statements   contained  in  Post-Effective   Amendment  #34  to
Registration Statement No. 33-5102 filed on or about August 28, 2000, are incorporated herein by reference.

Federal Income Tax Information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on your year-end statement.

AXP California Tax-Exempt Fund
Fiscal year ended June 30, 2000

Class A

Exempt-interest dividends -- taxable status explained below.

Payable date                                  Per share

July 26, 1999                                 $0.02336
Aug. 26, 1999                                  0.02204
Sept. 22, 1999                                 0.01871
Oct. 25, 1999                                  0.02295
Nov. 23, 1999                                  0.02018
Dec. 22, 1999                                  0.02048
Jan. 24, 2000                                  0.02373
Feb. 24, 2000                                  0.02240
March 23, 2000                                 0.02022
April 24, 2000                                 0.02265
May 24, 2000                                   0.02147
June 21, 2000                                  0.01975
Total distributions                           $0.25794

AXP STATE TAX-EXEMPT FUNDS

Class B

Exempt-interest dividends -- taxable status explained below.

Payable date                                  Per share

July 26, 1999                                 $0.01983
Aug. 26, 1999                                  0.01876
Sept. 22, 1999                                 0.01587
Oct. 25, 1999                                  0.01953
Nov. 23,  1999                                 0.01720
Dec. 22, 1999                                  0.01750
Jan. 24, 2000                                  0.02040
Feb. 24, 2000                                  0.01928
March 23, 2000                                 0.01736
April 24, 2000                                 0.01935
May 24, 2000                                   0.01841
June 21, 2000                                  0.01691
Total distributions                           $0.22040

Source of distributions
100% of exempt-interest distributions during the fiscal year ended June 30, 2000 was derived from interest on California municipal securities.

Federal taxation
Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

Other taxation
Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

ANNUAL REPORT - 2000

Federal Income Tax Information

(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on your year-end statement.

AXP Massachusetts Tax-Exempt Fund
Fiscal year ended June 30, 2000

Class A

Exempt-interest dividends -- taxable status explained below.

Payable date                                  Per share

July 26, 1999                                 $0.03749
Aug. 26, 1999                                  0.02085
Sept. 22, 1999                                 0.01839
Oct. 25, 1999                                  0.02419
Nov. 23, 1999                                  0.02101
Dec. 22, 1999                                  0.02103
Jan. 24, 2000                                  0.02368
Feb. 24, 2000                                  0.02240
March 23, 2000                                 0.02053
April 24, 2000                                 0.02360
May 24, 2000                                   0.02218
June 21, 2000                                  0.02108
Total                                         $0.27643

Taxable dividend -- taxable as long-term capital gain.

Payable date                                  Per share

Dec. 22, 1999                                 $0.00004
Total distributions                           $0.27647

AXP STATE TAX-EXEMPT FUNDS

Class B

Exempt-interest dividends -- taxable status explained below.

Payable date                                  Per share

July 26, 1999                                 $0.03390
Aug. 26, 1999                                  0.01747
Sept. 22, 1999                                 0.01547
Oct. 25, 1999                                  0.02065
Nov. 23, 1999                                  0.01793
Dec. 22, 1999                                  0.01797
Jan. 24, 2000                                  0.02026
Feb. 24, 2000                                  0.01920
March 23, 2000                                 0.01761
April 24, 2000                                 0.02023
May 24, 2000                                   0.01908
June 21, 2000                                  0.01817
Total                                         $0.23794

Taxable dividend -- taxable as long-term capital gain.

Payable date                                  Per share

Dec. 22, 1999                                 $0.00004
Total distributions                           $0.23798

Source of distributions
100% of exempt-interest distributions during the fiscal year ended June 30, 2000 was derived from interest on Massachusetts municipal securities.

Federal taxation
Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

Other taxation
Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

ANNUAL REPORT - 2000

Federal Income Tax Information

(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on your year-end statement.

AXP Michigan Tax-Exempt Fund
Fiscal year ended June 30, 2000

Class A

Exempt-interest dividends -- taxable status explained below.

Payable date                                 Per share

July 26, 1999                                 $0.02453
Aug. 26, 1999                                  0.02310
Sept. 22, 1999                                 0.02026
Oct. 25, 1999                                  0.02469
Nov. 23, 1999                                  0.02164
Dec. 22, 1999                                  0.02156
Jan. 24, 2000                                  0.02477
Feb. 24, 2000                                  0.02338
March 23, 2000                                 0.02050
April 24, 2000                                 0.02428
May 24, 2000                                   0.02276
June 21, 2000                                  0.02120
Total                                         $0.27267

Taxable dividend -- taxable as long-term capital dividend income.

Payable date                                 Per share

Dec. 22, 1999                                 $0.00031
Total distributions                           $0.27298

AXP STATE TAX-EXEMPT FUNDS

Class B

Exempt-interest dividends -- taxable status explained below.

Payable date                                 Per share

July 26, 1999                                 $0.02087
Aug. 26, 1999                                  0.01970
Sept. 22, 1999                                 0.01734
Oct. 25, 1999                                  0.02116
Nov. 23, 1999                                  0.01855
Dec. 22, 1999                                  0.01850
Jan. 24, 2000                                  0.02133
Feb. 24, 2000                                  0.02017
March 23, 2000                                 0.01726
April 24, 2000                                 0.02090
May 24, 2000                                   0.01966
June 21, 2000                                  0.01829
Total                                         $0.23373

Taxable dividend -- taxable as long term-capital gain.

Payable date                                 Per share

Dec. 22, 1999                                 $0.00031
Total distributions                           $0.23404

Source of distributions
100% of exempt-interest distributions during the fiscal year ended June 30, 2000 was derived from interest on Michigan municipal securities.

Federal taxation
Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

Other taxation
Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

ANNUAL REPORT - 2000

Federal Income Tax Information

(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on your year-end statement.

AXP Minnesota Tax-Exempt Fund
Fiscal year ended June 30, 2000

Class A

Exempt-interest dividends -- taxable status explained below.

Payable date                                 Per share

July 26, 1999                                 $0.02506
Aug. 26, 1999                                  0.02377
Sept. 22, 1999                                 0.02080
Oct. 25, 1999                                  0.02597
Nov. 23, 1999                                  0.02346
Dec. 22, 1999                                  0.02351
Jan. 24, 2000                                  0.02580
Feb. 24, 2000                                  0.02461
March 23, 2000                                 0.02161
April 24, 2000                                 0.02436
May 24, 2000                                   0.02316
June 21, 2000                                  0.02192
Total distributions                           $0.28403

AXP STATE TAX-EXEMPT FUNDS

Class B

Exempt-interest dividends -- taxable status explained below.

Payable date                                 Per share

July 26, 1999                                 $0.02147
Aug. 26, 1999                                  0.02045
Sept. 22, 1999                                 0.01794
Oct. 25, 1999                                  0.02250
Nov. 23, 1999                                  0.02044
Dec. 22, 1999                                  0.02050
Jan. 24, 2000                                  0.02244
Feb. 24, 2000                                  0.02147
March 23, 2000                                 0.01875
April 24, 2000                                 0.02105
May 24, 2000                                   0.02012
June 21, 2000                                  0.01908
Total distributions                           $0.24621

Source of distributions
100% of exempt-interest distributions during the fiscal year ended June 30, 2000 was derived from interest on Minnesota municipal securities.

Federal taxation
Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

Other taxation
Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

ANNUAL REPORT - 2000

Federal Income Tax Information

(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatmentof the dividends it pays during its fiscal year. The dividends listed below are reported to you on your year-end statement.

AXP New York Tax-Exempt Fund Fiscal year ended June 30, 2000

Class A

Exempt-interest dividends -- taxable status explained below.

Payable date                                  Per share

July 26, 1999                                 $0.02898
Aug. 26, 1999                                  0.02110
Sept. 22, 1999                                 0.01788
Oct. 25, 1999                                  0.02218
Nov. 23, 1999                                  0.01936
Dec. 22, 1999                                  0.01934
Jan. 24, 2000                                  0.02899
Feb. 24, 2000                                  0.02200
March 23, 2000                                 0.02025
April 24, 2000                                 0.02264
May 24, 2000                                   0.02183
June 21, 2000                                  0.02054
Total distributions                           $0.26509

AXP STATE TAX-EXEMPT FUNDS

Class B

Exempt-interest dividends -- taxable status explained below.

Payable date                                 Per share

July 26, 1999                                 $0.02545
Aug. 26, 1999                                  0.01786
Sept. 22, 1999                                 0.01506
Oct. 25, 1999                                  0.01879
Nov. 23, 1999                                  0.01641
Dec. 22, 1999                                  0.01642
Jan. 24, 2000                                  0.02570
Feb. 24, 2000                                  0.01892
March 23, 2000                                 0.01744
April 24, 2000                                 0.01939
May 24, 2000                                   0.01886
June 21, 2000                                  0.01773
Total distributions                           $0.22803

Source of distributions
100% of exempt-interest distributions during the fiscal year ended June 30, 2000 was derived from interest on New York municipal securities.

Federal taxation
Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

Other taxation
Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

ANNUAL REPORT - 2000

Federal Income Tax Information

(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on your year-end statement.

AXP Ohio Tax-Exempt Fund Fiscal year ended June 30, 2000

Class A

Exempt-interest dividends -- taxable status explained below.

Payable date                                 Per share

July 26, 1999                                 $0.02527
Aug. 26, 1999                                  0.02345
Sept. 22, 1999                                 0.02029
Oct. 25, 1999                                  0.02452
Nov. 23, 1999                                  0.02159
Dec. 22, 1999                                  0.02098
Jan. 24, 2000                                  0.02475
Feb. 24, 2000                                  0.02320
March 23, 2000                                 0.02084
April 24, 2000                                 0.02390
May 24, 2000                                   0.02236
June 21, 2000                                  0.02080
Total distributions                           $0.27195

AXP STATE TAX-EXEMPT FUNDS

Class B

Exempt-interest dividends -- taxable status explained below.

Payable date                                 Per share

July 26, 1999                                 $0.02162
Aug. 26, 1999                                  0.02008
Sept. 22, 1999                                 0.01736
Oct. 25, 1999                                  0.02099
Nov. 23,  1999                                 0.01851
Dec. 22, 1999                                  0.01791
Jan. 24, 2000                                  0.02131
Feb. 24, 2000                                  0.01999
March 23, 2000                                 0.01853
April 24, 2000                                 0.02042
May 24, 2000                                   0.01925
June 21, 2000                                  0.01789
Total distributions                           $0.23386

Source of distributions
100% of exempt-interest distributions during the fiscal year ended June 30, 2000 was derived from interest on Ohio municipal securities.

Federal taxation
Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

Other taxation
Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

ANNUAL REPORT - 2000

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American
  Express(R)
 Funds

AXP State Tax-Exempt Fund
200 AXP Financial Center
Minneapolis, MN  5574

                                                                 PRSRT STD AUTO
                                                                   U.S. POSTAGE
                                                                      PAID
                                                               AMERICAN EXPRESS



This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

                                                                      AMERICAN
                                                                        EXPRESS
                                                                      (R)

                                                                 S-6328 U (8/00)

STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.